Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 19, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
PRACTICES RELATED TO THE GRANT OF EQUITY AWARDS
The Committee approves annual equity grants for the CEO, named executive officers and Section 16 officers at its regularly scheduled meeting generally held the third Monday in February. The Committee has delegated authority to the CEO to make annual awards to employees who are not Section 16 officers. The February meeting typically occurs after the Company’s release of financial results for the prior year, which permits material information regarding our performance for the prior fiscal year to be evaluated by investors and the public before equity-based grants are made. The actual number of stock units are awarded based on the closing stock price on the date of grant. A Black-Scholes valuation methodology is used to determine the actual number of stock options awarded.
At this meeting, the Committee approves the percentage of each NEO’s annual equity award that is granted as stock options. The Committee determined not to grant stock options in 2025 as part of the long-term incentive program, and to instead grant restricted stock units. The Committee does not grant or determine the terms of equity awards in anticipation of the release of material non-public
information. Similarly, we do not time the release of material non-public
information based on equity award grant dates.
In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other circumstances.
Off-cycle
awards for Section 16 officers require Committee approval. The Committee has delegated authority to the CEO to make off-cycle
awards for all other employees. Any
off-cycle
awards approved by the CEO or the Committee are granted on the first day of May, August or November.

The following table presents information regarding stock options issued to our NEOs in fiscal year 2024 during any period beginning four days before the filing of a periodic report or current report disclosing material non-public
information and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)
Percentage change in the
closing price of the
securities underlying the
award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure
of material nonpublic
information
(a)

Marc Bitzer	2/19/2024	137,214	$108.16	$3,299,997	1.71%

James W. Peters	2/19/2024	40,415	$108.16	$971,981	1.71%

Carey L. Martin	2/19/2024	21,829	$108.16	$524,987	1.71%

Alessandro Perucchetti	2/19/2024	16,715	$108.16	$401,996	1.71%

Juan Carlos Puente	2/19/2024	8,619	$108.16	$207,287	1.71%

Gilles Morel	2/19/2024	17,712	$108.16	$425,974	1.71%

Ava Harter	2/19/2024	20,656	$108.16	$496,777	1.71%

(a)
On February 20, 2024, the Company filed a Form
8-K
to disclose the appointment of Richard J. Kramer to the Board of Directors and that Patricia Poppe would not stand for reelection at the Company’s 2024 Annual Meeting of Stockholders, and another Form
8-K
to announce the Company’s sale of 24% of the outstanding shares of its Whirlpool of India subsidiary.

Award Timing Method	A Black-Scholes valuation methodology is used to determine the actual number of stock options awarded.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Marc Bitzer [Member]
Awards Close in Time to MNPI Disclosures
Name		Marc Bitzer
Underlying Securities		137,214
Exercise Price | $ / shares		$ 108.16
Fair Value as of Grant Date		$ 3,299,997
Underlying Security Market Price Change		1.71
James W. Peters [Member]
Awards Close in Time to MNPI Disclosures
Name		James W. Peters
Underlying Securities		40,415
Exercise Price | $ / shares		$ 108.16
Fair Value as of Grant Date		$ 971,981
Underlying Security Market Price Change		1.71
Carey L. Martin [Member]
Awards Close in Time to MNPI Disclosures
Name		Carey L. Martin
Underlying Securities		21,829
Exercise Price | $ / shares		$ 108.16
Fair Value as of Grant Date		$ 524,987
Underlying Security Market Price Change		1.71
Alessandro Perucchetti [Member]
Awards Close in Time to MNPI Disclosures
Name		Alessandro Perucchetti
Underlying Securities		16,715
Exercise Price | $ / shares		$ 108.16
Fair Value as of Grant Date		$ 401,996
Underlying Security Market Price Change		1.71
Juan Carlos Puente [Member]
Awards Close in Time to MNPI Disclosures
Name		Juan Carlos Puente
Underlying Securities		8,619
Exercise Price | $ / shares		$ 108.16
Fair Value as of Grant Date		$ 207,287
Underlying Security Market Price Change		1.71
Gilles Morel [Member]
Awards Close in Time to MNPI Disclosures
Name		Gilles Morel
Underlying Securities		17,712
Exercise Price | $ / shares		$ 108.16
Fair Value as of Grant Date		$ 425,974
Underlying Security Market Price Change		1.71
Ava Harter [Member]
Awards Close in Time to MNPI Disclosures
Name		Ava Harter
Underlying Securities		20,656
Exercise Price | $ / shares		$ 108.16
Fair Value as of Grant Date		$ 496,777
Underlying Security Market Price Change		1.71